PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants		14,749,999
Aggregate purchase price		$ 7,750,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants	5,166,666
Private Placement
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 7,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants		5,166,666
Price of warrants		$ 1.50
Aggregate purchase price		$ 7,750,000
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Cowen Investments ("Founders") | Initial Stock Holders | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants	5,166,666
Aggregate purchase price	$ 7,750,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50